Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0
Goodwill	$ 35,778	$ 35,778	$ 35,778